12. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum payments under long-term, non-cancelable leases as of June 30, 2014, are as follows:

Year Ending December 31,	Future Minimum Payments
2014 (six months)	$17
2015	680
2016	396
2017	48
2018	17
Total	$1,158